Business combinations - Additional Information (Detail) (Nomura Land and Building Co., Ltd. [Member], JPY ¥) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Nomura Land and Building Co., Ltd. [Member]
Business acquisition [Line items]
Revenues from real estate sales	¥ 63,420	¥ 134,568
Costs of real estate sales	¥ 56,127	¥ 113,235